Organization and Business Description (Details) - USD ($)					12 Months Ended
		Sep. 27, 2024	Jul. 15, 2024	Mar. 29, 2021	Sep. 30, 2024	Mar. 24, 2025	Nov. 12, 2024	Sep. 30, 2023	Jul. 27, 2023	Jul. 03, 2023	Sep. 30, 2022	Sep. 30, 2021	Mar. 25, 2021
Organization and Business Description [Line Items]
Ordinary shares par value (in Dollars per share)	[1]				$ 11.25			$ 11.25
Public offering price (in Dollars per share)													$ 5
Net proceeds (in Dollars)			$ 24,625,000		$ 15,000,000
Over allotment (in Dollars)			$ 24,625,000
Share capital (in Dollars)		$ 140,625,000
Ordinary shares	[1]				11,250,000			11,250,000
Ordinary shares, shares issued	[1]				42,880			6,062
Ordinary shares, shares outstanding	[1]				42,880			6,062
Ordinary price per share (in Dollars per share)			$ 1.25
Universe Inc [Member]
Organization and Business Description [Line Items]
Incorporation date					Dec. 11, 2019
Ownership interest percentage					100.00%
Universe HK [Member]
Organization and Business Description [Line Items]
Incorporation date					May 21, 2014
Jiangxi Universe
Organization and Business Description [Line Items]
Incorporation date					Mar. 02, 1998
Jiangxi Universe [Member]
Organization and Business Description [Line Items]
Ownership interest percentage					100.00%
Universe Technology [Member]
Organization and Business Description [Line Items]
Ownership interest percentage					100.00%
Minimum [Member]
Organization and Business Description [Line Items]
Ordinary shares par value (in Dollars per share)										$ 0.003125
Share capital (in Dollars)										$ 312,500
Preferred shares par value (in Dollars per share)										$ 0.003125
Maximum [Member]
Organization and Business Description [Line Items]
Share capital (in Dollars)		$ 3,125,000								$ 3,125,000
Ordinary shares		150,000,000								900,000,000
Common Stock [Member]
Organization and Business Description [Line Items]
Shares issued													5,000,000
Ordinary shares par value (in Dollars per share)		$ 0.01875	$ 0.01875		$ 0.003125		$ 0.28125
Share capital (in Dollars)		$ 3,125,000
Ordinary shares		150,000,000
Ordinary shares, shares outstanding	[2]				42,880			6,042			6,042	6,042
Public offering ordinary shares			20,000,000		33,333 [2]
Ordinary price per share (in Dollars per share)			$ 1.25
Common Stock [Member] | Minimum [Member]
Organization and Business Description [Line Items]
Ordinary shares										90,000,000
Common Stock [Member] | Maximum [Member]
Organization and Business Description [Line Items]
Ordinary shares par value (in Dollars per share)		$ 0.01875
Preferred Stock [Member]
Organization and Business Description [Line Items]
Preferred shares		750,000,000
Preferred shares par value (in Dollars per share)		$ 0.01875
Preferred Stock [Member] | Minimum [Member]
Organization and Business Description [Line Items]
Preferred shares		16,666,666.6666								10,000,000
Preferred shares par value (in Dollars per share)		$ 0.01875
Preferred Stock [Member] | Maximum [Member]
Organization and Business Description [Line Items]
Ordinary shares par value (in Dollars per share)										$ 0.003125
Preferred shares		16,666,666.6666								100,000,000
Preferred shares par value (in Dollars per share)										$ 0.003125
Subsequent Event [Member]
Organization and Business Description [Line Items]
Ordinary shares par value (in Dollars per share)							$ 0.28125
Additional shares							1
Share capital (in Dollars)							$ 140,625,000
Subsequent Event [Member] | Common Stock [Member]
Organization and Business Description [Line Items]
Ordinary shares par value (in Dollars per share)							$ 0.28125
Ordinary shares							450,000,000
Ordinary shares, shares issued							15
Ordinary shares par value (in Dollars per share)							$ 0.01875
Subsequent Event [Member] | Preferred Stock [Member]
Organization and Business Description [Line Items]
Preferred shares							50,000,000
Preferred shares par value (in Dollars per share)							$ 0.28125
Board of Directors [Member]
Organization and Business Description [Line Items]
Preferred shares									16,666,666.6666
Preferred shares par value (in Dollars per share)									$ 0.01875
Public offering ordinary shares			20,000,000
Board of Directors [Member] | Minimum [Member]
Organization and Business Description [Line Items]
Ordinary shares par value (in Dollars per share)									$ 0.01875
Ordinary shares, shares issued									3,625,000
Ordinary shares, shares outstanding									3,625,000
Board of Directors [Member] | Common Stock [Member]
Organization and Business Description [Line Items]
Ordinary shares									150,000,000
Board of Directors [Member] | Common Stock [Member] | Minimum [Member]
Organization and Business Description [Line Items]
Ordinary shares									150,000,000
Board of Directors [Member] | Common Stock [Member] | Maximum [Member]
Organization and Business Description [Line Items]
Ordinary shares par value (in Dollars per share)									$ 0.003125
Ordinary shares									900,000,000
Board of Directors [Member] | Preferred Stock [Member]
Organization and Business Description [Line Items]
Preferred shares									100,000,000
Preferred shares par value (in Dollars per share)									$ 0.003125
Board of Directors [Member] | Common Stock One [Member]
Organization and Business Description [Line Items]
Ordinary shares par value (in Dollars per share)									0.01875
Board of Directors [Member] | Common Stock One [Member] | Minimum [Member]
Organization and Business Description [Line Items]
Ordinary shares par value (in Dollars per share)									0.01875
Board of Directors [Member] | Common Stock One [Member] | Maximum [Member]
Organization and Business Description [Line Items]
Ordinary shares par value (in Dollars per share)									$ 0.003125
Ordinary shares, shares issued									21,750,000
Ordinary shares, shares outstanding									21,750,000
Board of Directors Chairman [Member] | Common Stock [Member]
Organization and Business Description [Line Items]
Ordinary shares par value (in Dollars per share)		$ 0.01875
Ordinary shares		6,750,000,000
Forecast [Member]
Organization and Business Description [Line Items]
Ordinary shares par value (in Dollars per share)						$ 11.25
Share capital (in Dollars)						$ 140,625,000
Ordinary shares						11,250,000
Preferred shares						1,250,000
Preferred shares par value (in Dollars per share)						$ 11.25
Ordinary shares, shares issued						40
Ordinary shares par value (in Dollars per share)						$ 0.28125
IPO [Member]
Organization and Business Description [Line Items]
Ordinary shares par value (in Dollars per share)			$ 0.01875										$ 0.003125
Net proceeds (in Dollars)			$ 25,000,000	$ 28,750,000
Over-Allotment Option [Member]
Organization and Business Description [Line Items]
Additional shares				750,000
Over allotment (in Dollars)				$ 25,600,000

[1]	Retrospectively restated for effect of 15-for-1 and 40-for-1 share consolidations.
[2]	Retrospectively restated for effect of 15-for-1 and 40-for-1 share consolidations.